Shares [Member] Average Annual Total Returns - Shares [Member] - Shares	12 Months Ended	15 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.26%	4.35%
Performance Inception Date		Oct. 07, 2024